Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Entity File Number	001-39240
Entity Registrant Name	GFL Environmental Inc.
Entity Incorporation, State or Country Code	A6
Entity Primary SIC Number	4953
Entity Address, Address Line One	1759 Purdy Avenue
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Country	US
Entity Address, Postal Zip Code	33139
City Area Code	905
Local Phone Number	326-0101
Title of 12(b) Security	Subordinate voting shares
Trading Symbol	GFL
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Name	KPMG LLP
Auditor Location	Toronto, ON, Canada
Auditor Firm ID	85
Entity Central Index Key	0001780232
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Entity Information [Line Items]
Entity Address, Address Line One	3411 Silverside Road
Entity Address, Address Line Two	Tatnall Building, Suite 104
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19810
City Area Code	302
Local Phone Number	351-3367
Contact Personnel Name	Corporate Creations Network Inc
Subordinate voting shares
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	346,110,312
Multiple voting shares
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	11,812,964
Series A perpetual convertible preferred shares
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	4,867,006
Series B perpetual convertible preferred shares
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	8,196,721